UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

March 31, 2014

1.799849.110

TRE-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.9%
Johnson Controls, Inc.	258,082	$ 12,212
Automobiles - 0.3%
Tesla Motors, Inc. (a)	18,400	3,835
Diversified Consumer Services - 1.2%
H&R Block, Inc.	551,101	16,638
Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc. (a)	9,500	5,396
Las Vegas Sands Corp.	142,733	11,530
McDonald's Corp.	158,465	15,534
Starbucks Corp.	156,435	11,479
		43,939
Household Durables - 0.3%
KB Home	255,700	4,344
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	69,283	23,315
Ctrip.com International Ltd. sponsored ADR (a)(d)	105,204	5,304
HomeAway, Inc. (a)	117,800	4,438
Netflix, Inc. (a)	5,000	1,760
priceline.com, Inc. (a)	9,490	11,311
		46,128
Media - 3.2%
Comcast Corp. Class A	553,701	27,696
Twenty-First Century Fox, Inc. Class A	562,428	17,981
		45,677
Specialty Retail - 4.2%
AutoZone, Inc. (a)	19,600	10,527
Home Depot, Inc.	358,319	28,354
TJX Companies, Inc.	210,400	12,761
Urban Outfitters, Inc. (a)	225,800	8,235
		59,877
Textiles, Apparel & Luxury Goods - 2.7%
adidas AG	24,400	2,640
Kate Spade & Co. (a)	125,200	4,644
Michael Kors Holdings Ltd. (a)	35,963	3,354
NIKE, Inc. Class B	74,486	5,502
Under Armour, Inc. Class A (sub. vtg.) (a)	29,900	3,428
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
VF Corp.	182,332	$ 11,283
Wolverine World Wide, Inc.	231,700	6,615
		37,466
TOTAL CONSUMER DISCRETIONARY		270,116
CONSUMER STAPLES - 8.5%
Beverages - 2.5%
Monster Beverage Corp. (a)	69,602	4,834
The Coca-Cola Co.	772,848	29,878
		34,712
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	84,887	6,355
Kroger Co.	211,218	9,220
		15,575
Food Products - 2.8%
Bunge Ltd.	158,952	12,638
Keurig Green Mountain, Inc.	55,100	5,818
Mead Johnson Nutrition Co. Class A	177,529	14,760
WhiteWave Foods Co. (a)	221,419	6,319
		39,535
Tobacco - 2.1%
Altria Group, Inc.	156,618	5,862
Lorillard, Inc.	425,391	23,005
		28,867
TOTAL CONSUMER STAPLES		118,689
ENERGY - 3.8%
Energy Equipment & Services - 2.3%
Dril-Quip, Inc. (a)	48,000	5,381
Ensco PLC Class A	190,486	10,054
National Oilwell Varco, Inc.	58,058	4,521
Schlumberger Ltd.	132,899	12,958
		32,914
Oil, Gas & Consumable Fuels - 1.5%
Cabot Oil & Gas Corp.	271,618	9,202
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	80,600	$ 5,726
Pioneer Natural Resources Co.	32,700	6,119
		21,047
TOTAL ENERGY		53,961
FINANCIALS - 7.5%
Banks - 3.8%
Bank of America Corp.	1,008,928	17,354
JPMorgan Chase & Co.	421,000	25,559
Wells Fargo & Co.	194,170	9,658
		52,571
Capital Markets - 0.5%
BlackRock, Inc. Class A	12,246	3,851
The Blackstone Group LP	105,914	3,522
		7,373
Consumer Finance - 1.7%
American Express Co.	85,600	7,707
Capital One Financial Corp.	211,200	16,296
		24,003
Diversified Financial Services - 1.1%
McGraw Hill Financial, Inc.	202,414	15,444
Real Estate Investment Trusts - 0.4%
Digital Realty Trust, Inc. (d)	115,600	6,136
TOTAL FINANCIALS		105,527
HEALTH CARE - 17.2%
Biotechnology - 6.7%
Alexion Pharmaceuticals, Inc. (a)	48,048	7,310
Amgen, Inc.	165,156	20,370
Biogen Idec, Inc. (a)	49,845	15,246
Cubist Pharmaceuticals, Inc. (a)	228,019	16,680
Gilead Sciences, Inc. (a)	328,090	23,248
Intercept Pharmaceuticals, Inc. (a)	16,700	5,507
Pharmacyclics, Inc. (a)	21,366	2,141
Theravance, Inc. (a)(d)	54,670	1,691
Vertex Pharmaceuticals, Inc. (a)	28,300	2,001
		94,194
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	1,349,710	$ 18,248
Intuitive Surgical, Inc. (a)	11,200	4,905
Novadaq Technologies, Inc. (a)	295,200	6,577
		29,730
Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	67,400	4,717
DaVita HealthCare Partners, Inc. (a)	192,466	13,251
EBOS Group Ltd.	758,677	6,749
Emeritus Corp. (a)	190,490	5,989
McKesson Corp.	50,565	8,928
		39,634
Health Care Technology - 0.3%
Cerner Corp. (a)	67,000	3,769
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	5,100	285
Illumina, Inc. (a)	91,118	13,546
		13,831
Pharmaceuticals - 4.3%
AbbVie, Inc.	80,200	4,122
Actavis PLC (a)	131,458	27,061
Bristol-Myers Squibb Co.	312,259	16,222
Merck & Co., Inc.	124,800	7,085
Perrigo Co. PLC	34,619	5,354
		59,844
TOTAL HEALTH CARE		241,002
INDUSTRIALS - 11.5%
Aerospace & Defense - 3.6%
Textron, Inc.	144,117	5,662
The Boeing Co.	157,202	19,727
TransDigm Group, Inc.	23,326	4,320
United Technologies Corp.	182,099	21,276
		50,985
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	194,899	18,979
Airlines - 0.7%
American Airlines Group, Inc. (a)	258,440	9,459
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.9%
A.O. Smith Corp.	260,704	$ 11,998
Electrical Equipment - 1.1%
Generac Holdings, Inc.	271,052	15,984
Machinery - 1.7%
Caterpillar, Inc.	92,138	9,156
Cummins, Inc.	46,348	6,905
Manitowoc Co., Inc.	251,186	7,900
		23,961
Professional Services - 0.6%
Towers Watson & Co.	80,200	9,147
Road & Rail - 1.5%
CSX Corp.	248,044	7,186
J.B. Hunt Transport Services, Inc.	161,390	11,607
Union Pacific Corp.	13,343	2,504
		21,297
TOTAL INDUSTRIALS		161,810
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 1.7%
QUALCOMM, Inc.	295,861	23,332
Internet Software & Services - 10.0%
eBay, Inc. (a)	127,494	7,043
Facebook, Inc. Class A (a)	541,415	32,615
Google, Inc. Class A (a)	66,685	74,323
LinkedIn Corp. (a)	14,145	2,616
Naver Corp.	12,099	8,794
Tencent Holdings Ltd.	80,400	5,592
Xoom Corp. (a)	92,295	1,802
Yahoo!, Inc. (a)	198,390	7,122
		139,907
IT Services - 2.9%
Amdocs Ltd.	78,658	3,654
Cognizant Technology Solutions Corp. Class A (a)	108,500	5,491
MasterCard, Inc. Class A	72,770	5,436
Visa, Inc. Class A	123,616	26,684
		41,265
Semiconductors & Semiconductor Equipment - 0.8%
Cree, Inc. (a)	28,766	1,627
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
First Solar, Inc. (a)	28,700	$ 2,003
Freescale Semiconductor, Inc. (a)	155,200	3,788
NXP Semiconductors NV (a)	70,400	4,140
		11,558
Software - 6.2%
Adobe Systems, Inc. (a)	130,300	8,566
Electronic Arts, Inc. (a)	179,174	5,198
Microsoft Corp.	1,087,173	44,563
Oracle Corp.	164,474	6,729
salesforce.com, Inc. (a)	270,900	15,466
ServiceNow, Inc. (a)	31,900	1,911
Workday, Inc. Class A (a)	45,635	4,172
		86,605
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	88,825	47,676
EMC Corp.	335,311	9,191
		56,867
TOTAL INFORMATION TECHNOLOGY		359,534
MATERIALS - 3.6%
Chemicals - 2.6%
Eastman Chemical Co.	113,735	9,805
Monsanto Co.	164,567	18,723
Potash Corp. of Saskatchewan, Inc.	219,000	7,922
		36,450
Paper & Forest Products - 1.0%
Boise Cascade Co. (a)	491,056	14,064
TOTAL MATERIALS		50,514
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	462,446	21,999
Wireless Telecommunication Services - 1.1%
Drillisch AG	171,400	6,220
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	53,900	$ 1,780
Vodafone Group PLC sponsored ADR	227,750	8,383
		16,383
TOTAL TELECOMMUNICATION SERVICES		38,382
TOTAL COMMON STOCKS (Cost $1,076,229)		1,399,535
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.10% (b)	9,868,763	9,869
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	9,624,451	9,624
TOTAL MONEY MARKET FUNDS (Cost $19,493)		19,493
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,095,722)		1,419,028
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(15,452)
NET ASSETS - 100%		$ 1,403,576
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	17
Total	$ 18
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $1,100,196,000. Net unrealized appreciation aggregated $318,832,000, of which $333,059,000 related to appreciated investment securities and $14,227,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014